PROBABILITIES FUND

CLASS A shares: PROAX

CLASS C shares: PROCX

CLASS I SHARES: PROTX

CLASS R SHARES: PRORX

(a series of Northern Lights Fund Trust)

Supplement dated November 30, 2015

to the Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2015

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Princeton Fund Advisors, LLC (“Princeton”) has notified the trustees of the Northern Lights Fund Trust that it will resign as a co-adviser to the Probabilities Fund (the “Fund”) effective December 14, 2015. Accordingly, all references to Princeton shall be deleted as of that date. Probabilities Fund Management, LLC will continue to serve as investment adviser to the Fund.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), dated January 28, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.